SHARE-BASED COMPENSATION - Kaixin Auto 2019 Plan (Details)			12 Months Ended
	Nov. 17, 2020 shares	May 03, 2019 employee $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares	Apr. 30, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price | $ / shares			$ 0.02	$ 0.02
Kaixin Auto Group 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	5,000,000
Kaixin Auto Group 2020 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			5,181,778
Kaixin Auto 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital shares reserved for future issuance					4,715,700
Options granted		2,186,364
Number of employees for option | employee		144
Kaixin Auto 2019 Plan | Vests immediately on grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price | $ / shares		$ 1.70
Vesting percentage		25.00%
Kaixin Auto 2019 Plan | Vests monthly subsequent to replacement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price | $ / shares		$ 0.01
Vesting period		3 years
Vesting percentage		62.50%
Kaixin Auto 2019 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		2,183,828
Kaixin Auto 2019 Plan | Replacement restricted shares | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		205,215
Kaixin Auto 2019 Plan | Replacement restricted shares with graded vesting, one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		0.25%
Kaixin Auto 2019 Plan | Replacement restricted shares with graded vesting, one | Vests monthly subsequent to replacement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		917,738
Kaixin Auto 2019 Plan | Remaining replacement restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Kaixin Auto 2019 Plan | Remaining replacement restricted shares | Vests immediately on grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		62.50%
Kaixin Auto 2019 Plan | Remaining replacement restricted shares | Vests monthly subsequent to replacement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		0.0278%